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December 30, 1997



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549-1004

ATTN:  Ms. Patsy Mengiste, Document Control - EDGAR

Re:     IDS International Fund, Inc.
        File No. 2-92309/811-4075

Dear Ms. Mengiste:

     Registrant certifies that the form of prospectus and Statement of Additional that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent Registration
     Statement or Amendment, and the text of the most recent Registration Statement or Amendment has been filed electronically.

Sincerely,

IDS INTERNATIONAL FUND, INC.



Leslie L. Ogg
Vice President, General Counsel and Secretary

LLO/TA/rdh